Summary of Employees Stock Options Based on Black-Scholes Option Pricing Model (Detail) (Employee Stock Option [Member], USD $)	3 Months Ended
Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term	10 years
Dividends	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 3.10
Expected Life	5 years 4 months 24 days
Volatility	62.80%
Risk Free Rate of Interest	1.64%
Vesting:	March 2015
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 3.80
Expected Life	6 years 6 months
Volatility	72.70%
Risk Free Rate of Interest	2.38%
Vesting:	June 2017